UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                 Report for the Calendar Year or Quarter Ended:
                                December 31, 2006

                 Check here if Amendment |_|; Amendment Number:
                        This Amendment (Check only one.):
              |_| is a restatement. |_| adds new holdings entries.

              Institutional Investment Manager Filing this Report:

          Name:     Nierenberg Investment Management Company, Inc.
          Address:  19605 NE 8th Street
                    Camas, WA 98607

                           13F File Number: 028-10859

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

             Name:   David Nierenberg
             Title:  President
             Phone:  360-604-8600

Signature, Place, and Date of Signing:

             DAVID NIERENBERG
             Camas, WA, February 14, 2007

Report Type (Check only one.):

     |X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

   |_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    |_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for
      This reporting manager are reported in this report and a portion are reported by other reporting manager(s).

Report Summary:

Number of Other Included Managers:                     -1-
                                                 ----------
Form 13F Information Table Entry Total:                 15
                                                 ----------
Form 13F Information Table Value Total:           $486,900
                                                 ----------
                                                 (thousands)

List of Other Included Mangers:   1 - Nierenberg Investment Management Offshore,
                                      Inc.
Form 13F Information Table

                                TITLE OF               VALUE    SHARES/   SH/   PUT/  INVSTMT   OTHER          VOTING AUTHORITY
    NAME OF ISSUER               CLASS      CUSIP     (x$1000)  PRN AMT   PRN   CALL  DSCRETN  MANAGERS    SOLE      SHARED    NONE
-----------------------         --------  ---------   --------  -------   ---   ----  -------  --------  --------   --------   -----
BROOKS AUTOMATION INC           Common    114340102     70,571   4,900,738 SH         defined      1     3,737,740  1,162,998
ELECTRO SCIENTIFIC INDS
INC                             Common    285229100     55,576   2,759,484 SH         defined      1     2,124,480    635,004

KOREA FUND                      Common    500634100     21,346     624,700 SH         defined      1       479,925    144,775

LATIN AMER EQUITY FD INC NEW    Common    51827Q106     13,906     320,200 SH         defined      1       245,850     74,350

MEDCATH CORPORATION             Common    58404W109     46,725   1,707,776 SH         defined      1     1,306,260    401,516

METALLIC VENTURES GOLD INC      Common    591253109     14,287   9,098,261 SH         defined      1     6,986,286  2,111,975

METALLIC VENTURES GOLD-WTS      Common    591253109        175     371,700 SH         defined      1       353,980     17,720

MEXICAN RESTAURANTS INC         Common    59283R104     13,123   1,192,956 SH         defined      1       922,965    269,991

NATCO GROUP INC                 Common    63227W203      3,509     110,061 SH         defined      1        85,603     24,458

NATUS MEDICAL INC               Common    639050103     64,097   3,858,914 SH         defined      1     2,966,756    892,158

PEDIATRIC SVCS OF AMERICA       Common    705323103     18,866   1,453,444 SH         defined      1     1,143,018    310,426

RADISYS CORP                    Common    750459109     39,934   2,395,588 SH         defined      1     1,841,330    554,258
SUPERIOR ENERGY SERVICES
INC                             Common    868157108     91,128   2,788,500 SH         defined      1     2,141,900    646,600

THAI FD INC.                    Common    882904105      3,695     335,900 SH         defined      1       257,995     77,905

YAMANA GOLD INC                 Common    98462Y100     29,962   2,273,325 SH         defined      1     1,685,185    588,140

(1) Nierenberg Investment Management Company, Inc. shares investment discretion with Nierenberg Investment Management Offshore, Inc. only with respect to those shares with which it shares voting authority, as set forth in Column 8.